Other Non-current Assets - Schedule of Other Non-current Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Other Non Current Assets [Line Items]
Other non-current assets	$ 1,538,996	$ 1,990,266
Online Store and Other Deposits
Other Non Current Assets [Line Items]
Other non-current assets	1,308,858	1,167,807
Prepayments for Royalty Fee
Other Non Current Assets [Line Items]
Other non-current assets	218,325
Prepayments For Equipment And Software Procurement
Other Non Current Assets [Line Items]
Other non-current assets	$ 11,813	83,199
Deferral of Initial Public Offering Costs
Other Non Current Assets [Line Items]
Other non-current assets		522,072
Rental Prepayments
Other Non Current Assets [Line Items]
Other non-current assets		$ 217,188